Taxation	9 Months Ended
Sep. 30, 2022
Taxation
Taxation

3.	Taxation

The Group earned no revenues and generated tax losses during the nine month periods ended September 30, 2022 and 2021. An insignificant current tax expense was booked in the nine month period ended September 30, 2022 which relates to taxes incurred in Portugal relating to motor vehicles (2021: €0). The Group did not recognized any deferred tax expense for each period.

During the nine month periods ended September 30, 2022 and 2021, the Group’s Portuguese operations were subject to a statutory tax rate of 21%. In Ireland, the headline corporate income tax rate for trading companies is 12.5%, with a rate of 25% applicable to other non-trading sources.

As of September 30, 2022 and December 31, 2021, the Group had unrecognized deferred tax assets of €3.6 million and €1.7 million respectively, mostly relating to tax losses incurred. No deferred tax assets have been recognized due to the uncertainty of the Group’s ability to generate taxable profits in the foreseeable future. The current assessment regarding the usability of deferred tax assets may change, depending on the Group’s taxable income in future years.